Loans and borrowings (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Loans and borrowings
Borrowings	$ 115,019,566	$ 105,815,527
Current	16,039,201	15,550,008
Non-current	98,980,365	90,265,519
Local currency
Loans and borrowings
Borrowings	10,186,970	10,417,990
Foreign currency
Loans and borrowings
Borrowings	$ 104,832,596	$ 95,397,537
Bonds | Local currency
Loans and borrowings
Borrowings, interest rate	11.00%	12.40%
Borrowings	$ 5,199,527	$ 5,172,256
Bonds | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.80%	6.40%
Borrowings	$ 81,915,520	$ 72,774,985
Syndicate and commercial loans | Local currency
Loans and borrowings
Borrowings, interest rate	12.80%	12.90%
Borrowings	$ 4,155,058	$ 4,323,198
Commercial and syndicate loans | Foreign currency
Loans and borrowings
Borrowings, interest rate	7.30%	7.20%
Borrowings	$ 21,698,959	$ 21,478,503
Loans from related parties | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.00%	6.00%
Borrowings	$ 763,891	$ 683,949
Lease liabilities | Local currency
Loans and borrowings
Borrowings, interest rate	9.50%	8.90%
Borrowings	$ 832,385	$ 922,536
Lease liabilities | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.40%	6.00%
Borrowings	$ 454,226	$ 460,100